PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration
	and removal	Restructuring	Legal	Warranties	Other	Total
Total provisions, beginning of year	$7.1	$21.2	$2.9	$41.2	$9.9	$82.3
Additions	—	—	1.0	12.0	3.2	16.2
Acquisition of subsidiaries	1.6	—	—	—	0.6	2.2
Amounts used	(0.2)	(5.6)	(0.8)	(15.3)	(11.1)	(33.0)
Unused amounts reversed	(0.2)	—	—	(0.1)	(0.1)	(0.4)
Exchange differences	0.3	1.2	0.2	2.2	0.4	4.3
Total provisions, end of year	$8.6	$16.8	$3.3	$40.0	$2.9	$71.6
Less: current portion	1.6	6.8	2.6	18.9	2.2	32.1
Long-term portion	$7.0	$10.0	$0.7	$21.1	$0.7	$39.5